Equity Investees (Consolidated Financial Statements Related To Equity Investees) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Genesis' share of operating earnings	$ 18,260	$ 10,401
Amortization of excess purchase price	(2,741)	(2,583)
Net equity in earnings	15,519	7,818
Distributions received	$ 25,902	$ 12,580